Income Taxes (Tables)	3 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of tax expense and the effective tax rate
	Three Months Ended
(In thousands)	March 31, 2022	March 31, 2021
Income (loss) before income taxes	$(24,751)	$(19,093)
Income tax expense	$352	$167
Effective tax rate	(1.42)%	(0.87)%